PGIM S&P 500 Buffer 20 ETF - January
Schedule of Investments  (unaudited)
as of July 31, 2026
Description	Shares	Value
Short-Term Investments 104.8%
Affiliated Mutual Fund 0.6%
PGIM Core Government Money Market Fund (7-day effective yield 3.777%) (cost $396,430)(wb)	396,430	$396,430
Options Purchased*~ 104.2%
(cost $62,442,011)		65,653,205

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 104.8% (cost $62,838,441)		66,049,635
Options Written*~ (4.8)%
(premiums received $2,854,166)		(3,003,067)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $59,984,275)		63,046,568
Liabilities in excess of other assets (0.0)%		(26,537)

Net Assets 100.0%		$63,020,031

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	12/31/26	$6.82		878		88	$64,624,128
State Street SPDR S&P 500 ETF Trust	Put	12/31/26	$681.92		878		88	1,029,077
Total Options Purchased (cost $62,442,011)								$65,653,205
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	12/31/26	$753.04		878		88	$(2,741,406)
State Street SPDR S&P 500 ETF Trust	Put	12/31/26	$545.54		878		88	(261,661)
Total Options Written (premiums received $2,854,166)								$(3,003,067)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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